Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets
Schedule of reconciliation of changes in intangible assets

	2018
		Rights to use
		natural
	Goodwill	resources	Other	Total
Balance at the beginning of the year
Cost	673,287	1,672,931	62,084	2,408,302
Accumulated amortization	—	(543,927)	(41,656)	(585,583)
Net balance	673,287	1,129,004	20,428	1,822,719

Disposals	—	(17)	(11)	(28)
Amortization	—	(77,792)	(1,932)	(79,724)
Transfers	—	1,463	2,528	3,991
Foreign exchange (losses) gains	1,513	(3,613)	(2,397)	(4,497)
Balance at the end of the year	674,800	1,049,045	18,616	1,742,461

Cost	674,800	1,669,645	56,853	2,401,298
Accumulated amortization	—	(620,600)	(38,237)	(658,837)
Net balance at the end of the year	674,800	1,049,045	18,616	1,742,461

Average annual amortization rates %	—	6	19	—

	2017
		Rights to use
		natural
	Goodwill	resources	Other	Total
Balance at the beginning of the year
Cost	675,561	1,673,091	55,115	2,403,767
Accumulated amortization	—	(469,381)	(31,234)	(500,615)
Net balance	675,561	1,203,710	23,881	1,903,152

Acquisitions	—	—	921	921
Disposals	—	—	(36)	(36)
Amortization	—	(74,024)	(993)	(75,017)
Foreign exchange losses	(2,274)	(682)	(674)	(3,630)
Transfers	—	—	(2,671)	(2,671)
Balance at the end of the year	673,287	1,129,004	20,428	1,822,719

Cost	673,287	1,672,931	62,084	2,408,302
Accumulated amortization	—	(543,927)	(41,656)	(585,583)
Net balance at the end of the year	673,287	1,129,004	20,428	1,822,719

Average annual amortization rates %	—	5	20	—

Schedule of cash generating units

		Other net assets	Total carrying
	Goodwill	carrying amount	amount
Group of CGUs - Mining Peru	582,306	1,099,557	1,681,863
CGU - Smelter Peru	92,494	774,040	866,534
	674,800	1,873,597	2,548,397

Schedule of assumptions of impairment testing on goodwill
Key assumptions
Zinc (US$/t)	2,517
Copper (US$/t)	6,478
Discount rate
Pre-tax discount rate (Brazil)	11.98%
Pre-tax discount rate (Peru)	10.34%

	LOM (Years)
Brownfield mines	from	9	to	21
Greenfield projects	from	12	to	24